Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Compensation and related benefits	$ 201	$ 334	$ 713	$ 1,008	$ 1,306	$ 956
Professional and legal fees	87	10	246	47	71	468
Acquisition transaction costs			7
Interest expense			316
Totals	$ 288	$ 344	$ 1,282	$ 1,055	$ 1,377	$ 1,424